Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Oct. 31, 2015
Commitments and Contingencies (Textual)
Initial offering period to underwritters				30 days		The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover the overallotments at the Initial Public Offering price less the underwriting discounts and commissions.
Additional units sale to cover overallotments				300,000		1,500,000
Commitments towards underwritters				In addition, the underwriters are entitled to a deferred fee of five percent (5.0%) of the gross proceeds of the Initial Public Offering		Underwriters are entitled to a deferred fee of five percent (5.0%) of the gross proceeds of the Initial Public Offering
Committed to pay its attorneys of deferred legal fee	$ 50,000			$ 125,000		$ 125,000
Business combination, contingent arrangements regarding deferred legal fee				If no Business Combination is consummated within 18 months of the completion of the Initial Public Offering, the Company will only be obligated to pay $75,000 of such fees, and its attorneys have agreed to waive $50,000 of the $125,000 deferred legal fee.		If no Business Combination is consummated by August 19, 2016, the Company will only be obligated to pay $75,000 of such fees, and its attorneys have agreed to waive $50,000 of the $125,000 deferred legal fee.
Underwriting discount				2.00%		2.00%
Underwriters overallotment expiration date						Mar. 29, 2015
Contingent fees				$ 729,000
Deferred underwriting fees		$ 4,000,000		4,000,000
Reduction in deferred underwriting fees		(1,000,000)		(1,000,000)
Financial advisory agreement description	(a) $3,500,000 or (b) 1% of the total value ascribed to all of the equity interests in FTS, payable upon the closing of the Merger. To the extent that a definitive agreement is reached but the Merger does not close and the Company is paid a break-up fee, Piper Jaffray shall be paid 50% of the break-up fee paid to the Company up to $2,000,000.
Accounts payable and accrued expenses		$ 100,000		$ 100,000